                                   SEMIANNUAL
                                     REPORT


                             Wisconsin Tax Free Fund
                     (available to Wisconsin residents only)

                      -------------------------------------

                                  June 30, 2002




                                  [LOGO HERE]

                                TABLE OF CONTENTS
                                -----------------

WISCONSIN TAX FREE FUND
--------------------------------------------------------------------------------

   Management's Discussion of Fund Performance .............................  2

     Schedule of Investments ...............................................  4

     Statement of Assets and Liabilities ...................................  7

     Statement of Operations ...............................................  8

     Statements of Changes in Net Assets ...................................  9

     Financial Highlights .................................................. 10

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   Notes to Financial Statements ........................................... 11

                        HEARTLAND WISCONSIN TAX FREE FUND

[PHOTO]
Derek J. Pawlak
Portfolio Manager

--------------------------
"It's a great time to take
advantage of the double
tax-free power of the
Heartland Wisconsin
Tax Free Fund."
--------------------------

For the first half of 2002, the Heartland Wisconsin Tax Free Fund was up 3.04%. Over this same six-month period, the benchmark for the Fund, the Lehman 20-Year Municipal Bond Index, posted a total return of 4.59%./1/

DOUBLE Tax Free Income...

The objective of the Wisconsin Tax Free Fund is to provide shareholders with a high level of current income that is exempt from Federal and Wisconsin personal income taxes. That's the origin of the Fund's motto, "No Taxes. No Load. No Kidding!"

For the 30 days ended June 30, 2002, the SEC yield of the Fund was 4.02%. We believe the equivalent yields are attractive, on an after-taxes basis, for investors in most tax brackets. The tax-equivalent yields are in the following table, listed by adjusted gross income categories./2/

                                                                  Heartland Wisconsin Tax Free Fund
Combined Federal and Wisconsin                                              (6/30/2002)
Personal Income Tax Brackets               Effective Maximum       30-Day        After Tax-Equivalent
(Married couples filing jointly)           Combined Tax Rate    S.E.C. Yield    of 30-Day S.E.C. Yield
------------------------------------------------------------------------------------------------------
   $ 12,000 - 21,499                             20.93%             4.02%               5.08%
------------------------------------------------------------------------------------------------------
   $ 21,500 - 46,699                             21.23                "                 5.10
------------------------------------------------------------------------------------------------------
   $ 46,700 - 112,849                            33.01                "                 6.00
------------------------------------------------------------------------------------------------------
   $112,800 - 155,099                            35.95                "                 6.28
------------------------------------------------------------------------------------------------------
   $155,100 - 171,949                            36.12                "                 6.29
------------------------------------------------------------------------------------------------------
   $171,900 - 307,049                            41.44                "                 6.86
------------------------------------------------------------------------------------------------------
       Over $307,049                             44.54                "                 7.25
------------------------------------------------------------------------------------------------------

....And Low Volatility

The tax-equivalent yield on the Fund also compares favorably to the yield to maturity on the 10-Year U.S. Treasury Note. At the end of the first half of 2002, the bellwether government bond was paying just 4.80%, though Treasuries do provide a higher level of credit safety. Moreover, the Wisconsin Tax Free Fund has been measurably less volatile than the 10-Year Treasury, offering a higher level of diversification than any individual issue.

Less Optimism Helped Bond Prices

As we noted in our first quarter report to shareholders, the market for municipal bonds was adversely affected in first three months of this year by the expectations of a very quick economic recovery. During that period, because of this optimism, longer-term interest rates were on the rise, putting downward pressure on the price of bonds.

During the second quarter of 2002, that trend reversed as economic indicators were showing signs of weakness, or at least less strength.


  |
2 | Semi-Annual Report
  |

Wisconsin Tax Free Fund
Growth of $10,000 over last 10 years/1/

[GRAPHIC]

                  Wisconsin        Lehman 20-Year
                  Tax Free         Municipal Bond
                Fund $16,763       Index $20,101
               --------------      --------------
6/30/1992        $10,000.00          $10,000.00
6/30/1994        $10,843.59          $11,317.89
6/30/1996        $12,463.34          $13,342.09
6/30/1998        $14,507.03          $16,086.12
6/30/2000        $14,798.93          $16,865.53
6/28/2002        $16,763.36          $20,101.15


In reaction, the downward pressure on bond prices receded, and the fixed income market had a relatively positive quarter. The impact of this change in investor sentiment was felt more quickly on the benchmark because the Lehman 20-Year Municipal Bond Index is comprised of more market-sensitive bonds than the Fund.

It has been our experience that bonds tied to issue specific revenue sources, like the double tax free bonds in the Wisconsin Tax Free Fund, tend to react more slowly - this gives us reason to be optimistic for the second half of the year as these bonds may catch up to their more active counterparts.

State Deductibility Becoming More Important

Looking at the fiscal landscape of Wisconsin, and the significant budget shortfall the state is facing, it appears unlikely to us that state personal income tax rates will be falling any time soon. Within the municipal bond market, this could shift emphasis toward the deductibility of state taxes relative to Federal. We believe this will increase the demand for Wisconsin double tax-free bonds, which in turn, will be a positive factor on the total return of the Fund.

Outlook

Given the slow but positive growth of the U.S. economy, we believe the Federal Reserve will maintain its current bias toward the status quo. In addition, given the extreme and widely publicized volatility in the stock market, we believe the Heartland Wisconsin Tax Free Fund is well positioned to offer investors a powerful diversification tool with an attractive total return and tax-free yield. It's a great time to take advantage of the double tax-free power of the Heartland Wisconsin Tax Free Fund.

                               As of June 30, 2002
--------------------------------------------------------------------------------
                                June SEC Yield/1/
--------------------------------------------------------------------------------

Heartland Wisconsin Tax Free Fund ...................................... 4.02%
--------------------------------------------------------------------------------
Equivalent taxable yield at a 38.6% federal rate/3/..................... 7.25%
--------------------------------------------------------------------------------


                         Average Annual Total Returns/2/

                                             One    Three   Five   Ten    Since Inception
                                             Year   Year    Year   Year      (4/3/92)
-----------------------------------------------------------------------------------------
Wisconsin Tax Free Fund                      5.62%  4.02%   4.43%  5.30%       5.41%
-----------------------------------------------------------------------------------------
Lehman 20-Year Municipal Bond Index/4/       6.97   6.80    6.61   7.23        7.42
-----------------------------------------------------------------------------------------


                       Portfolio Highlights and Statistics

Number of holdings ......................................................  106
Net assets ......................................................  $89.84 mil.
NAV .................................................................... $9.94
YTD % of income subject to AMT ......................................... 17.1%


               Top Five Holdings by Project/5/ -- % of Net Assets
                          (Excluding cash equivalents)

Milwaukee, WI Redevelopment Auth.
   (2430 W. Wisconsin Ave./MLK Jr Dr.) .................................  6.7%
Milwaukee, WI Redevelopment Authority
   (Schlitz Park) ......................................................  6.3
SE Wisconsin Professional Baseball Park District
   (Miller Park) .......................................................  6.2
Guam Power Authority ...................................................  5.6
Oak Creek WI Housing Authority
   (Country Oaks II) ...................................................  5.2
                                                                         -----
Total                                                                    30.0%


Available to Wisconsin Residents only.

/1/All performance in this report is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Chart of growth of $10,000 represents a hypothetical investment in the Fund for the 10 years ended 6/30/02. All returns reflect reinvested dividends. The Fund's portfolio may differ significantly from the securities in the index. Other fees and expenses may apply to a continued investment in the fund and are described in the Fund's current prospectus.

/2/SEC annualized yield for the 30 days ended June 30, 2002. For certain investors, a portion of the Fund's income may be subject to the Alternative Minimum Tax. Additional rate reductions scheduled to become effective in future years may result in lower tax equivalent yields. After-tax yields adjusted to reflect the deductibility of state taxes.

/3/Based on the Wisconsin tax rate and the maximum effective federal rate, adjusted to reflect the deductibility of state taxes.

/4/The Lehman 20-Year Municipal Bond Index consists of bonds having a minimum credit rating of at least Baa, an outstanding par value of at least $3 million, and issued as part of a transaction of at least $50 million. Indices are unmanaged, and therefore do not reflect the cost of portfolio management or trading. It is not possible to invest directly in any index.

/5/Portfolio holdings are subject to change without notice.

                                                                             |
                                                               June 30, 2002 | 3
                                                                             |

                              FINANCIAL STATEMENTS
                              --------------------

Schedule of Investments                                                                            June 30, 2002 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
HEARTLAND WISCONSIN TAX FREE FUND
----------------------------------------------------------------------------------------------------------------------------
Par Amount       Municipal Bonds                                                         Coupon     Maturity       Value
----------------------------------------------------------------------------------------------------------------------------
WISCONSIN - 81.91%
$     300,000    Appleton, WI Housing Authority - Appleton Indpt. Housing .............  6.500%    10/01/2016   $   250,395
    1,390,000    Appleton, WI Housing Authority - Appleton Indpt. Housing .............  6.750     10/01/2026     1,103,757
      360,000    Appleton, WI Redevelopment Authority - Fox Cities Performing Arts ....  4.750     09/01/2017       359,143
      435,000    Appleton, WI Redevelopment Authority - Fox Cities Performing Arts ....  4.850     09/01/2019       428,940
    1,000,000    Ashwaubenon Wisconsin CDA Lease Revenue - Arena Project ..............  5.050     06/01/2019     1,014,300
      900,000    Ashwaubenon Wisconsin CDA Lease Revenue - Arena Project ..............  5.000     06/01/2023       893,061
    1,000,000    Brown County, WI Housing Authority - River Park Terrace ..............  6.500     06/01/2019       937,180
    1,930,000    Cudahy, WI Community Development Authority ...........................  5.100     06/01/2017     1,970,318
    1,595,000    Cudahy, WI Community Development Authority ...........................  5.125     06/01/2019     1,613,757
      685,000    Eau Claire, WI Housing Authority - London Hill Town Houses ...........  6.250     05/01/2015       685,363
    1,250,000    Glendale, WI Community Development Authority .........................  4.750     09/01/2017     1,240,350
    1,000,000    Glendale, WI Community Development Authority .........................  5.400     09/01/2018       989,970
    1,000,000    Glendale, WI Community Development Authority .........................  4.875     09/01/2019       983,260
    1,000,000    Green Bay, WI - Lambeau Field Renovation .............................  4.850     02/01/2015     1,034,920
    2,500,000    Green Bay, WI - Lambeau Field Renovation .............................  5.000     02/01/2019     2,547,450
      100,000    Hartford, WI Community Development Authority .........................  5.450     12/01/2002       101,532
      200,000    Hartford, WI Community Development Authority .........................  5.800     12/01/2005       212,494
      210,000    Hartford, WI Community Development Authority .........................  6.000     12/01/2007       220,886
      225,000    Hartford, WI Community Development Authority .........................  6.100     12/01/2008       235,537
      725,000    Jackson, WI Community Development Authority ..........................  5.100     12/01/2017       711,762
    1,760,000    La Crosse, WI Housing Authority - Forest Park Project ................  6.375     12/01/2018     1,751,904
      345,000    La Crosse, WI Housing Authority - Ping Manor Project .................  6.000     04/01/2005       351,941
    1,100,000    La Crosse, WI Housing Authority - Ping Manor Project .................  6.375     04/01/2012     1,106,941
      750,000    Lake Delton, WI CDA - Woodland Park Project ..........................  5.400     02/20/2043       731,865
    1,435,000    Madison, WI CDA - Edgewood College ...................................  6.250     04/01/2014     1,473,645
    1,000,000    Madison, WI CDA - Meriter Retirement Project .........................  6.125     12/01/2019       964,740
      100,000    Menomonee Falls, WI CDA - Village Square Project .....................  5.200     09/01/2009       100,395
      940,000    Menomonee Falls, WI CDA - Village Square Project .....................  5.350     09/01/2016       941,711
      175,000    Milwaukee, WI Housing Authority - Veterans Housing Projects ..........  4.600     07/01/2015       176,958
    1,270,000    Milwaukee, WI Housing Authority - Renaissance Apartments .............  5.250     01/01/2025     1,258,418
    3,000,000    Milwaukee, WI Redevelopment Authority - Campus Town ..................  5.700     11/01/2018     3,095,280
    2,500,000    Milwaukee, WI Redevelopment Authority - Schlitz Park .................  5.600     01/01/2015     2,461,725
    3,285,000    Milwaukee, WI Redevelopment Authority - Schlitz Park .................  5.500     01/01/2017     3,237,400
      755,000    Milwaukee, WI Redev. Auth. - 2430 W. Wisconsin Ave./MLK Jr. Dr. ......  5.600     09/01/2009       787,027
    5,000,000    Milwaukee, WI Redev. Auth. - 2430 W. Wisconsin Ave./MLK Jr. Dr. ......  5.500     09/01/2012     5,210,549
      500,000    Milwaukee, WI Redevelopment Authority - Summerfest Project ...........  4.700     08/01/2015       504,145
      500,000    Milwaukee, WI Redevelopment Authority - Summerfest Project ...........  4.800     08/01/2016       506,710
      750,000    Milwaukee, WI Redevelopment Authority - Summerfest Project ...........  4.950     08/01/2020       752,850
      200,000    Milwaukee, WI Redevelopment Authority - YWCA .........................  5.150     06/01/2019       202,490
      215,000    Milwaukee, WI Redevelopment Authority - YWCA .........................  5.250     06/01/2019       209,045
      175,000    Milwaukee, WI Redevelopment Authority - YWCA .........................  5.200     06/01/2029       176,045
    1,050,000    Milwaukee, WI Redevelopment Authority - YWCA .........................  5.300     06/01/2029     1,009,439
       70,000    New Berlin, WI Housing Authority - Apple Glen Project ................  0.000     05/01/2007        54,660
       65,000    New Berlin, WI Housing Authority - Apple Glen Project ................  0.000     11/01/2007        49,472
       70,000    New Berlin, WI Housing Authority - Apple Glen Project ................  0.000     05/01/2009        47,723
       65,000    New Berlin, WI Housing Authority - Apple Glen Project ................  0.000     11/01/2009        43,089
       70,000    New Berlin, WI Housing Authority - Apple Glen Project ................  0.000     05/01/2010        44,608
    1,210,000    New Berlin, WI Housing Authority - Apple Glen Project ................  6.700     11/01/2017     1,219,305

   |
 4 | Semi-Annual Report
   |

Schedule of Investments                                                                            June 30, 2002 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
HEARTLAND WISCONSIN TAX FREE FUND [cont'd]
----------------------------------------------------------------------------------------------------------------------------
Par Amount       Municipal Bonds (cont'd)                                                Coupon     Maturity       Value
----------------------------------------------------------------------------------------------------------------------------
WISCONSIN - 81.91%
$   1,000,000    New Richmond, WI Com. Dev. Authority - PHM/Senior Housing ...........   5.850%    10/01/2020   $   899,880
       80,000    Oak Creek, WI Housing Authority - Country Oaks II Project ...........   6.000     08/01/2010        84,838
    1,440,000    Oak Creek, WI Housing Authority - Country Oaks II Project ...........   6.200     08/01/2017     1,500,206
    2,960,000    Oak Creek, WI Housing Authority - Country Oaks II Project ...........   6.300     08/01/2028     3,050,309
       50,000    Oak Creek, WI Housing Authority - Wood Creek Project ................   0.000     07/20/2007        38,998
      125,000    Oak Creek, WI Housing Authority - Wood Creek Project ................   0.000     01/20/2011        79,891
      125,000    Oak Creek, WI Housing Authority - Wood Creek Project ................   0.000     07/20/2011        77,734
       65,000    Oak Creek, WI Housing Authority - Wood Creek Project ................   0.000     01/20/2012        39,441
      125,000    Oak Creek, WI Housing Authority - Wood Creek Project ................   0.000     01/20/2013        70,039
      125,000    Oak Creek, WI Housing Authority - Wood Creek Project ................   0.000     07/20/2013        69,664
       60,000    Oak Creek, WI Housing Authority - Wood Creek Project ................   0.000     01/20/2014        32,317
    1,000,000    Oak Creek, WI Housing Authority - Wood Creek Project ................   5.500     07/20/2019     1,003,640
    2,130,000    Oak Creek, WI Housing Authority - Wood Creek Project ................   5.625     07/20/2029     2,134,771
    2,800,000    Oconto Falls, WI CDA - Oconto Falls Tissue ..........................   7.750     12/01/2022     2,306,920
    1,455,000    Oconto Falls, WI CDA - Oconto Falls Tissue ..........................   8.125     12/01/2022     1,246,804
      200,000    Outagamie, WI HA - 1st Mortgage Revenue Bonds/Section 8 .............   5.000     11/15/2003       202,040
      105,000    St. Croix Falls, WI CDA Lease Revenue ...............................   5.900     12/01/2006       110,894
      115,000    St. Croix Falls, WI CDA Lease Revenue ...............................   6.000     12/01/2007       121,615
    1,190,000    St. Croix Falls, WI CDA Lease Revenue ...............................   6.400     12/01/2014     1,265,053
      970,000    SE WI Professional Baseball Park District - Miller Park .............   0.000     12/15/2015       515,216
    1,000,000    SE WI Professional Baseball Park District - Miller Park .............   0.000     12/15/2017       472,630
    2,150,000    SE WI Professional Baseball Park District - Miller Park .............   5.500     12/15/2026     2,266,658
    3,000,000    SE WI Professional Baseball Park District - Miller Park .............   6.100     12/15/2029     3,294,899
      100,000    Stevens Point, WI CDA - Mortgage Refunding - Edgewater ..............   6.500     09/01/2006       100,325
      560,000    Stevens Point, WI CDA - Mortgage Refunding - Edgewater ..............   6.625     09/01/2009       561,546
    1,500,000    Waukesha, WI HA - Oak Hill Terrace Project ..........................   5.450     06/01/2027     1,505,010
       75,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   0.000     05/01/2003        72,387
      100,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   0.000     11/01/2003        94,471
      105,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   0.000     05/01/2004        96,919
      100,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   0.000     11/01/2004        90,303
       70,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   0.000     05/01/2005        61,672
      100,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   0.000     11/01/2005        86,151
      105,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   0.000     05/01/2006        87,174
      105,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   0.000     05/01/2008        77,674
      100,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   0.000     11/01/2008        72,086
      105,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   0.000     05/01/2009        72,881
      100,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   0.000     11/01/2009        67,579
      105,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   0.000     05/01/2010        68,300
      100,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   0.000     11/01/2010        63,285
    1,060,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   6.700     11/01/2019     1,058,792
      550,000    Wauwatosa, WI HA - Hawthorne Terrace Project ........................   6.700     11/01/2022       549,934
      100,000    Winnebago County, WI HA - 1st Mortgage Revenue Bonds/Section 8 ......   5.625     05/01/2005       100,470
      105,000    Winnebago County, WI HA - 1st Mortgage Revenue Bonds/Section 8 ......   5.625     05/01/2006       104,438
      115,000    Winnebago County, WI HA - 1st Mortgage Revenue Bonds/Section 8 ......   5.625     05/01/2007       113,535
      120,000    Winnebago County, WI HA - 1st Mortgage Revenue Bonds/Section 8 ......   5.625     05/01/2008       116,986
      125,000    Winnebago County, WI HA - 1st Mortgage Revenue Bonds/Section 8 ......   5.625     05/01/2009       121,509
      135,000    Winnebago County, WI HA - 1st Mortgage Revenue Bonds/Section 8 ......   5.625     05/01/2010       129,584
      195,000    Winnebago County, WI Housing Authority - Series A ...................   6.875     03/01/2012       195,142
      380,000    Winnebago County, WI Housing Authority - Series A ...................   7.125     03/01/2022       380,327
    2,500,000    Wisconsin Center - Revenue Bond - Public Improvements ...............   0.000     12/15/2026       647,825
                                                                                                                 ----------
                                                                                                                 73,585,217

                                                                             |
                                                               June 30, 2002 | 5
                                                                             |

Schedule of Investments                                June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
HEARTLAND WISCONSIN TAX FREE FUND [cont'd]
--------------------------------------------------------------------------------

   Par Amount          Municipal Bonds (cont'd)                                           Coupon         Maturity         Value
------------------------------------------------------------------------------------------------------------------------------------
         GUAM - 5.56%
    $5,000,000         Guam Power Authority .............................................  5.125%       10/01/2029     $ 4,995,000
                                                                                                                       -----------
         PUERTO RICO - 5.09%
    $1,000,000         Puerto Rico Commonwealth .........................................  5.000        07/01/2027     $   991,690
     1,960,000         Puerto Rico Commonwealth .........................................  5.250        07/01/2027       1,994,104
     1,585,000         Puerto Rico Commonwealth .........................................  5.125        07/01/2030       1,588,107
                                                                                                                       -----------
                                                                                                                         4,573,901

           TOTAL MUNICIPAL BONDS - 92.56% (Cost $82,293,013) .............................                             $83,154,118
                                                                                                                       -----------
           TOTAL LONG-TERM INVESTMENTS - 92.56% (Cost $82,293,013) ......................                              $83,154,118
                                                                                                                       -----------

WISCONSIN VARIABLE RATE MUNICIPAL DEMAND BONDS(*) - 4.23%

       335,000         Green Bay, WI - Lambeau Field Renovation .........................  1.200        02/01/2029         335,000
       165,000         Green Bay, WI - Lambeau Field Renovation .........................  1.200        02/01/2030         165,000
     1,325,000         Green Bay, WI Redevelopment Authority - Bellin Memorial Hospital .  1.300        02/15/2031       1,325,000
     1,975,000         Milwaukee, WI Redevelopment Authority - Library Hill Project .....  1.300        08/01/2023       1,975,000
                                                                                                                       -----------
           TOTAL WISCONSIN VARIABLE
           RATE MUNICIPAL DEMAND BONDS - 4.23% (Cost $3,800,000) ........................                              $ 3,800,000
                                                                                                                       -----------
           TOTAL SHORT-TERM INVESTMENTS - 4.23% (Cost $3,800,000) .......................                              $ 3,800,000
                                                                                                                       -----------

                       TOTAL INVESTMENTS (Cost $86,093,013) .............................  96.79%                      $86,954,118
                       Cash and receivables, less liabilities ...........................   3.21                         2,884,334
                                                                                          ------                       -----------
                       TOTAL NET ASSETS ................................................. 100.00%                      $89,838,452
                                                                                                                       ===========

(*) Variable rate municipal demand bonds are considered short-term obligations and are putable weekly. Interest rates may change periodically on specified dates. The rates listed are as of June 30, 2002.


The accompanying Notes to Financial Statements are an integral part of this Schedule.


   |
 6 | Semi-Annual Report
   |

Statement of Assets and Liabilities                    June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                     WISCONSIN
                                                                                      TAX FREE
                                                                                        FUND
--------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at cost ............................................    $86,093,013
                                                                                     ===========

  Investments in securities, at value ...........................................    $86,954,118
  Cash ..........................................................................      2,024,160
  Accrued dividends and interest ................................................      1,187,300
  Prepaid expenses ..............................................................         11,295
                                                                                     -----------
    Total Assets ................................................................     90,176,873
                                                                                     -----------
LIABILITIES:
  Distributions payable .........................................................        332,972
  Accrued expenses ..............................................................          5,449
                                                                                     -----------
    Total Liabilities ...........................................................        338,421
                                                                                     -----------
TOTAL NET ASSETS ................................................................    $89,838,452
                                                                                     ===========

NET ASSETS CONSIST OF:
  Paid in capital ...............................................................    $93,593,348
  Distributions in excess of net investment income ..............................        (23,959)
  Accumulated undistributed net realized losses on investments ..................     (4,592,042)
  Net unrealized appreciation on investments ....................................        861,105
                                                                                     -----------
TOTAL NET ASSETS ................................................................    $89,838,452
                                                                                     ===========

  Shares outstanding ($.001 par value 100,000,000 shares authorized) ............      9,035,523
                                                                                     ===========

NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE ....................    $      9.94
                                                                                     ===========


The accompanying Notes to Financial Statements are an integral part of this Statement.


                                                                             |
                                                               June 30, 2002 | 7
                                                                             |

Statement of Operations
                     For the Period January 1, 2002 to June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                     WISCONSIN
                                                                                      TAX FREE
                                                                                        FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest ......................................................................     $2,493,488
                                                                                      ----------
    Total investment income .....................................................      2,493,488
                                                                                      ----------
EXPENSES:
  Management fees ...............................................................        291,937
  Transfer agent fees ...........................................................         38,527
  Fund accounting fees ..........................................................         22,975
  Custodian fees ................................................................          2,509
  Printing and communications fees ..............................................          3,980
  Postage fees ..................................................................          4,308
  Legal fees ....................................................................         16,438
  Registration fees .............................................................            519
  Directors' fees ...............................................................         15,708
  Audit fees ....................................................................         18,724
  Other operating expenses ......................................................         11,758
                                                                                      ----------
  Total expenses ................................................................        427,383
                                                                                      ----------
  Less: Fees paid indirectly ....................................................         (2,509)
                                                                                      ----------
  Net expenses ..................................................................        424,874
                                                                                      ----------
NET INVESTMENT INCOME ...........................................................      2,068,614
                                                                                      ----------

REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized losses on:
    Long positions ..............................................................       (640,659)
  Net decrease in unrealized depreciation on:
    Long positions ..............................................................      1,326,331
                                                                                      ----------
TOTAL REALIZED & UNREALIZED GAINS ON INVESTMENTS ................................        685,672
                                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................     $2,754,286
                                                                                      ==========

The accompanying Notes to Financial Statements are an integral part of this Statement.


  |
8 | Semi-Annual Report
  |

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       WISCONSIN
                                                                                     TAX FREE FUND
                                                                        ------------------------------------
                                                                           For the Period
                                                                         January 1, 2002 to
                                                                            June 30, 2002      Year Ended
                                                                             (Unaudited)      Dec. 31, 2001
                                                                        ------------------------------------
FROM INVESTMENT OPERATIONS:
   Net investment income .................................................   $ 2,068,614      $ 4,388,718
   Net realized gains (losses) on investments ............................      (640,659)         194,629
   Net decrease in unrealized depreciation on investments ................     1,326,331          206,779
                                                                             -----------      -----------
     Net increase in net assets resulting from operations ................     2,754,286        4,790,126
                                                                             -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .................................................    (2,080,303)      (4,400,988)
                                                                             -----------      -----------
     Net distributions to shareholders ...................................    (2,080,303)     ( 4,400,988)
                                                                             -----------      -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ...........................................     4,150,944       10,756,736
   Dividends reinvested ..................................................     1,549,857        3,254,738
   Cost of shares redeemed ...............................................    (7,504,129)     (27,250,264)
                                                                             -----------      -----------
     Net decrease in net assets derived from capital transactions ........    (1,803,328)     (13,238,790)
                                                                             -----------      -----------
TOTAL DECREASE IN NET ASSETS .............................................    (1,129,345)     (12,849,652)

NET ASSETS AT THE BEGINNING OF THE PERIOD ................................    90,967,797      103,817,449
                                                                             -----------      -----------
NET ASSETS AT THE END OF THE PERIOD ......................................   $89,838,452      $90,967,797
                                                                             ===========      ===========
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME .........................   $   (23,959)     $   (12,270)
                                                                             ===========      ===========

The accompanying Notes to Financial Statements are an integral part of these Statements.





                                                                             |
                                                               June 30, 2002 | 9
                                                                             |

Financial Highlights
--------------------------------------------------------------------------------

WISCONSIN TAX FREE FUND
--------------------------------------------------------------------------------

                                                    For the Period January 1, 2002
                                                           to June 30, 2002                 For the year ended December 31,
                                                                                   ------------------------------------------------
                                                               (Unaudited)          2001       2000      1999       1998      1997
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period.........................   $ 9.87            $ 9.83     $ 9.64    $10.48    $10.44     $10.16
Income (loss) from investment operations:
   Net investment income.....................................     0.23              0.47       0.51      0.51      0.51       0.52
   Net realized and unrealized gains (losses) on investments.     0.07              0.04       0.19     (0.84)     0.04       0.28
                                                                ------            ------     ------    ------    ------     ------
     Total income (loss) from investment operations..........     0.30              0.51       0.70     (0.33)     0.55       0.80

Less distributions from:
   Net investment income.....................................    (0.23)            (0.47)     (0.51)    (0.51)    (0.51)     (0.52)
                                                                ------            ------     ------     ------   ------     ------
   Total distributions.......................................    (0.23)            (0.47)     (0.51)    (0.51)    (0.51)     (0.52)
                                                                ------            ------     ------    ------    ------     ------
Net asset value, end of period...............................   $ 9.94            $ 9.87     $ 9.83    $ 9.64    $10.48     $10.44
                                                                ======            ======     ======    ======    ======     ======
TOTAL RETURN.................................................     3.04%/(2)/        5.23%      7.44%    (3.27)%    5.41%      8.06%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)..................  $89,838           $90,968   $103,817  $131,533  $143,417   $131,348
   Percentage of operating expenses before interest expense
      to average net assets /(1)/............................     0.95%/(3)/        1.00%      0.83%     0.82%     0.78%      0.81%
   Percentage of interest expense to average net assets......       --                --       0.01%       --        --         --
   Percentage of net investment income to average net assets.     4.61%/(3)/        4.69%      5.25%     5.01%     4.90%      5.05%
   Portfolio turnover rate...................................       8%/(2)/           12%        26%       78%       16%         8%

/(1)/ The ratio does not include fees paid indirectly. If the Fund did not have fees paid indirectly, percentage of net expenses to average net assets for the periods ended June 30, 2002, December 31, 2001, 2000, 1999, 1998 and 1997 would have been 0.96%, 1.01%, 0.84%, 0.83%, 0.80% and 0.82%, respectively.
/(2)/  Not annualized.
/(3)/  Annualized.


The accompanying Notes to Financial Statements are an integral part of these Statements.


   |
10 | Semi-Annual Report
   |

                          NOTES TO FINANCIAL STATEMENTS
                            June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
(1)  Organization
     Heartland Group, Inc. (the "Corporation") is registered as an open-end management investment company under the Investment Company Act of 1940. The Wisconsin Tax Free Fund, a non-diversified fund (the "Fund"), is one of the seven series of funds issued by the Corporation at June 30, 2002.

(2)  Summary of Significant Accounting Policies
     The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements:

     (a) Debt securities are stated at fair value as furnished by an independent pricing service based primarily upon information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available are valued at their fair value using methods determined by the Board of Directors. There is subjectivity in the valuations provided by the independent pricing service and dealers who make markets in such securities. Accordingly, prices provided may differ from the value that would be realized if the securities were sold.

     (b) The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is recorded.

          Statement of position 93-2 requires that permanent financial reporting and tax differences be reclassified to paid in capital. Net assets are not affected by these reclassifications.

     (c) Net investment income, if any, is distributed to each shareholder as a dividend. Dividends from the Fund are declared daily and distributed monthly. Dividends are recorded on the ex-dividend date. Net realized gains on investments, if any, are distributed at least annually.

     (d) The Fund records security and shareholder transactions on trade date. Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund amortizes premium and accretes discount on investments utilizing the effective interest method.

     (e) The Fund is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to any one Fund are typically allocated among all Funds issued by the Corporation in proportion to their respective net assets, number of open shareholder accounts, number of funds, net sales, or some combination thereof, as applicable.

     (f) The Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker on a daily basis an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

          The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract's price may result in a loss which could render a portfolio's hedging strategy unsuccessful. The Fund had no open futures contracts at June 30, 2002.

     (g) The Fund entered into a fee arrangement with its custodian bank which provided for a reduction in custody fees based upon net amounts of uninvested cash balances. The reduction of custody expenses is shown on the Statement of Operations as "Fees paid indirectly."

     (h) The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3)  Investment Management Fees and Transactions with Related Parties
     The Fund has a management agreement with Heartland Advisors, Inc. (the "Advisor") to serve as investment advisor and manager. Under the terms of the agreement, the Fund pays the Advisor a monthly management fee at the annual rate of 0.65% of the average daily net assets of the Fund.

     Officers and certain directors of the Corporation are also officers and/or directors of Heartland Advisors, Inc.; however, they receive no compensation from the Fund.

     Each Director who is not affiliated with the Funds receives a fee for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Directors' fees to be invested in any of the Funds issued by the Corporation.

     As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Directors of the Corporation has adopted a plan which will allow the Funds, under certain conditions described in the Rule, to acquire newly-issued securities from syndicates in which the Distributor is a member.

(4)  Investment Transactions
     During the six months ended June 30, 2002, the cost of purchases and proceeds from sales of securities, other than short-term obligations, were $6,678,697 and $10,431,160, respectively.

     The following information is presented on an income tax basis as of June 30, 2002:

     Cost of investments ..............................   $86,093,013
                                                          ===========

     Gross unrealized appreciation ....................   $ 2,380,429
     Gross unrealized depreciation ....................    (1,519,324)
                                                          -----------
     Net tax unrealized appreciation ..................   $   861,105
                                                          ===========

     At December 31, 2001 the Fund had Federal income tax capital loss carryforwards of $399,536 expiring in 2003; $333,310 expiring in 2005; $376,887 expiring in 2007; $2,326,980 expiring in 2008; and $513,695 expiring in 2009. The Fund does not intend to make distributions of any future realized capital gains until its Federal income tax capital loss carryforward is completely utilized.

     Net realized gains or losses may differ for Federal income tax purposes primarily as a result of post-October losses which may not be recognized for tax purposes until the first day of the following fiscal year, wash sales, and the marking-to-market of open futures contracts.

                                                              June 30, 2002 | 11

(5)  Fund Share Transactions

                                                                   For the Period               During the
                                                                  January 1, 2002,              Year Ended
                                                            To June 30, 2002 (Unaudited)    December 31, 2001
-------------------------------------------------------------------------------------------------------------
Shares issued ............................................            417,680                   1,083,554
Reinvested dividends from net investment income ..........            156,214                     328,616
Shares redeemed ..........................................           (754,408)                 (2,758,770)
                                                                     ---------                 -----------
Net decrease in Fund shares ..............................           (180,514)                 (1,346,600)
                                                                     =========                 ===========

(6)  Litigation
     The Corporation, High-Yield Municipal Bond and Short Duration High-Yield Municipal Funds (the "High-Yield Funds"), as well as the Advisor and certain of its present and former employees, the Corporation's directors, and its independent accountants, were named as defendants in several suits, including a consolidated class action brought by shareholders of the High-Yield Funds. The litigation arose out of a repricing of the securities in those funds in October 2000. On July 18, 2002, pursuant to a stipulation and following a fairness hearing, the U.S. District Court for the Eastern District of Wisconsin approved a settlement under the terms of which the Corporation, its directors, the High-Yield Funds, the Advisor and certain of its present and former employees were dismissed and released from all claims in the class action upon establishment of a settlement fund for the benefit of the class plaintiffs. Neither the Corporation nor any of its separate funds, directors or officers were required to contribute to the settlement fund.

(7)  Reorganization of the Wisconsin Tax Free Fund
     The Board of Directors unanimously approved and adopted an Agreement and Plan of Reorganization (the "Agreement") for the Wisconsin Tax Free Fund ("the Fund"), subject to approval of the Fund's shareholders. Under the Agreement, the Fund would combine in a tax-free reorganization with and become a part of the North Track Wisconsin Tax-Exempt Fund (the "North Track Fund"), a mutual fund series of the North Track Funds, Inc., managed by B.C. Ziegler and Company. Like the Fund, the North Track Fund is a double tax-exempt fund for Wisconsin taxpayers.

     Details of the transaction and other information will be set forth in a proxy statement/prospectus to be mailed to the Fund shareholders in September 2002, in anticipation of a special meeting scheduled for late October 2002. If approved, the transaction is expected to occur on or about November 1, 2002.

                      END OF NOTES TO FINANCIAL STATEMENTS
================================================================================


   |
12 | Semi-Annual Report
   |

                                   MANAGEMENT

Heartland is governed by a Board of Directors that oversees its business affairs, and meets regularly to review the Fund's investments, performance and expenses. The Board elects the officers of Heartland and hires the Funds' service providers, including the Funds' investment advisor, Heartland Advisors, Inc. The policy of Heartland is that the majority of Board members are independent of Heartland Advisors. The Directors and officers of Heartland are listed below, together with their principal occupations during the past five years.

       Name,              Position(s) Held   Term of Office         Principal                    Number of              Other
    Address and            with Heartland     and Length of         Occupations During         Heartland Funds       Directorships
    Date of Birth           Group, Inc.        Time Served          Past Five Years         Overseen by Director   Held by Director
----------------------------------------------------------------------------------------------------------------------------------
William J. Nasgovitz/(1)/ President and      Since 12/84        President, Chief Executive           4                   None
789 N. Water Street       Director                              Officer and Director,
Milwaukee, WI 53202                                             Heartland Advisors, Inc.,
10/8/44
----------------------------------------------------------------------------------------------------------------------------------
Hugh F. Denison/(2)/      Director           Since 5/89         Educator; Shareholder                4                   None
789 N. Water Street                                             Ombudsman, Heartland
Milwaukee, WI 53202                                             Advisors, Inc., since
4/14/46                                                         January 1998; Vice
                                                                President, Director of
                                                                Research and Director,
                                                                Heartland Advisors, 1988
                                                                to 1996.
----------------------------------------------------------------------------------------------------------------------------------
Jon D. Hammes             Director           From 12/85         President, Hammes Company            4                   None
Suite 250,                                   to 2/88;           (healthcare service and
18000 W. Sarah Lane                          Since 5/93         development company),
Brookfield, WI 53045                                            since 1991
2/17/48
----------------------------------------------------------------------------------------------------------------------------------
A. Gary Shilling          Director           Since 4/95         President, A. Gary Shilling          4                   None
500 Morris Avenue                                               & Company Inc. (economic
Springfield, NJ 07081                                           consultants and investment
5/25/37                                                         advisors), since 1978.
----------------------------------------------------------------------------------------------------------------------------------
Allan H. Stefl            Director           Since 10/98        Senior Vice President,               4                   None
800 N. Brand Blvd.                                              Nestle USA, since 1993.
Glendale, CA 91203
8/24/43
----------------------------------------------------------------------------------------------------------------------------------
Linda F. Stephenson       Director           Since 5/94         President and Chief                  4                   None
735 W. Wisconsin Ave.                                           Executive Officer, Zigman
#1200                                                           Joseph Stephenson (a public
Milwaukee, WI 53233                                             relations and marketing
1/30/41                                                         communications firm), since
                                                                1989.
----------------------------------------------------------------------------------------------------------------------------------
Jilaine Hummel Bauer      Vice President     Since 1/98         Senior Vice President and          N/A                   N/A
789 N. Water Street       and Secretary                         General Counsel, Heartland
Milwaukee, WI 53202                                             Advisors, Inc., since
8/16/55                                                         January 1998; Secretary,
                                                                Heartland Advisors, Inc.,
                                                                since August 1999; Senior
                                                                Vice President, Stein Roe &
                                                                Farnham Incorporated, 1992
                                                                to 1998.
----------------------------------------------------------------------------------------------------------------------------------
Paul T. Beste             Vice President     Since 9/97         Secretary and Treasurer,           N/A                   N/A
789 N. Water Street                                             Heartland Value Manager,
Milwaukee, WI 53202                                              LLC., since August 2000;
1/23/56                                                         Chief Operating Officer,
                                                                Heartland Advisors, Inc.,
                                                                since December 1999 and
                                                                Director, Heartland
                                                                Advisors, Inc., since June
                                                                2000; Senior Vice President
                                                                - Investment Operations,
                                                                Heartland Advisors, Inc.,
                                                                September 1998 to December
                                                                1999; Investment Operations
                                                                Officer, Heartland Advisors,
                                                                1997 to 1998; Director of
                                                                Taxes/Compliance, Strong
                                                                Capital Management, Inc.,
                                                                1992 to 1997
----------------------------------------------------------------------------------------------------------------------------------
Nicole J. Best           Treasurer and       Since 6/00         Senior Vice President and         N/A                   N/A
789 N. Water Street      Principal                              Treasurer, Heartland
Milwaukee, WI 53202      Accounting Officer                     Advisors, Inc., since March
9/2/73                                                          2001; employed by Heartland
                                                                Advisors, Inc., in other
                                                                capacities since March 1998;
                                                                employed by Arthur Andersen
                                                                LLP, 1995 to 1998.


/(1)/ Mr. Nasgovitz is considered to be an "interested person" (as defined in the 1940 Act) of Heartland Group, Inc. because of his position as its President and as president of Heartland Advisors, Inc.

/(2)/ Mr. Denison is considered to be an "interested person" (as defined in the 1940 Act) of Heartland Group, Inc. because of his position with Heartland Advisors, Inc.

The standing committees of Heartland's Board of Directors include an audit committee and a nominating committee. Both committees consist of all the independent directors, namely Jon D. Hammes, A. Gary Shilling, Allan H. Stefl and Linda F. Stephenson. Mr. Shilling serves as chairman of the audit committee and Ms. Stephenson serves as chairperson of the nominating committee.

The audit committee annually recommends the selection of the independent public accountants for the Funds to the Board and oversees the preparation of each Fund's financial statements. In this capacity, the audit committee meets at least annually with the independent public accountants to discuss any issues surrounding the preparation and audit of the Funds' financial statements. The audit committee also discusses with the independent public accountants the strengths and weaknesses of the system and operating procedures employed in connection with the preparation of each Fund's internal financial statements, pricing procedures and the like, as well as the performance and cooperation of staff members responsible for these functions. The audit committee had 4 meetings during the fiscal year ended December 31, 2001.

The nominating committee nominates candidates for appointment to the Board of Directors to fill vacancies and to nominate candidates for election and re-election to the Board as and when required. The nominating committee does not accept recommendations for nominations by shareholders of the Funds. The nominating committee had no meetings during the fiscal year ended December 31, 2001.

                                                                            |
                                                              June 30, 2002 | 13
                                                                            |

                             Wisconsin Tax Free Fund
                     (available to Wisconsin residents only)
















                                   [LOGO HERE]



                              Individual Investors:
                         1.800.HEARTLN (1.800.432.7856)

                               Financial Advisors:
                   Financial Advisor Services: 1.800.442.6391

                             www.heartlandfunds.com

                  Heartland Investor Services, LLC, Distributor
                                3435 Stelzer Road
                              Columbus, Ohio 43219




The performance data quoted represents past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Statements regarding particular securities are not recommendations to buy or sell the securities discussed, but rather illustrations of our value investment strategy. Such statements represent the portfolio manager's views when made and are subject to change at any time based on market and other considerations.

This material may only be used when preceded or accompanied by a prospectus for the Fund(s) listed on the front cover.